Financial Instruments and Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining cash equivalents	$ 821,000,000	$ 1,009,000,000
Maturity period of cash equivalents at the time of purchase	Three months or less
Fair value of long-term debt	4,100,000,000	4,000,000,000
Transfer of assets in and out of level 1, 2 and 3 measurements during the period	0	0
Transfer of liabilities in and out of level 1, 2 and 3 measurements during the period	0	0
Government Related Account [Member] | ITALY [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance on government-related account receivable	51,000,000	73,000,000
Government Related Account [Member] | SPAIN [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance on government-related account receivable	38,000,000	61,000,000
Payment received on government receivables			36,000,000
Reversal of bad debt expense			$ 6,000,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of short-term investments at the time of purchase	3 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of short-term investments at the time of purchase	1 year